Other non-financial liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of other non financial liabilities [Abstract]
Disclosure Of Other Non Financial Liabilities Explanatory [Text Block]
Note 26 Other non-financial liabilities

The total Other non-financial liabilities are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Parent dividend provisioned by the board	25,865,201	24,387,190
Parent dividend provisioned according to policy	38,938,475	34,841,553
Outstanding parent dividends	709,790	915,585
Subsidiaries dividends according to policy	8,758,691	11,192,210
Others	26,142	33,434
Total	74,298,299	71,369,972
Current	74,298,299	71,369,972
Total	74,298,299	71,369,972